Intangible Assets - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Impairment losses	¥ 169,405	¥ 57,341	¥ 67,721
Intangible assets	4,274,682	4,269,657	3,818,544
Reversal of impairment losses	¥ 35,686		13,595
Discount rate (Post-tax)
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current estimate of value in use	7.20%
ALOFISEL
Disclosure of detailed information about intangible assets [line items]
Impairment losses	¥ 73,979
EXKIVITY
Disclosure of detailed information about intangible assets [line items]
Impairment losses	¥ 28,477
Impaired product-related intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets		¥ 20,545	38,951
Reversed impairment product-related intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets			¥ 22,415